Related party transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
As of June 30, 2024, our major related party is the Sonadrill joint venture, over which we hold significant influence.
Related party revenue
The below table provides an analysis of related party revenues for periods presented in this report.

	Three months ended June 30,		Six months ended June 30,
(In $ millions)	2024	2023	2024	2023
Management fees revenues (a)	62	55	117	112
Add-on Services	3	4	6	8
Reimbursable revenue (b)	3	3	7	6
Leasing revenue (c)	26	7	37	14
Other	2	3	5	6
Total related party operating revenues	96	72	172	146
(a) Seadrill has provided management and administrative services to Sonadrill, SeaMex, and PES, and operational and technical support services to SeaMex and Sonadrill. These services were charged to our affiliates on a cost-plus mark-up or dayrate basis. Following the disposal of our remaining 35% equity interest in PES on February 24, 2023, PES and SeaMex are no longer related parties of Seadrill and any revenue earned subsequent to that date has been excluded from the above results.
(b) We recognized reimbursable revenues from Sonadrill for project work related to the Libongos, Quenguela, and West Gemini rigs.
(c) Leasing revenue earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill prior to disposal in June 2024, as well as leasing revenue earned on the West Gemini with Sonadrill.
Related party receivable balances
The below table provides an analysis of related party receivable balances for periods presented in this report.

(In $ millions)	As of June 30, 2024	As of December 31, 2023
Trading and other balances (e)	31	9
Amounts due from related parties, net	31	9
(e) Trading and other balances comprise receivables from Sonadrill as of June 30, 2024. Per our contractual terms, these balances are either settled monthly or quarterly in arrears, or in certain cases, in advance.
Other related party transactions
We have made guarantees over performance to end customers on behalf of Sonadrill. We have not recognized a liability for any of these guarantees as we do not consider it to be probable that the guarantees will be called.